Interest Expense	12 Months Ended
Dec. 31, 2024
Interest Expense [Abstract]
INTEREST EXPENSE

8. INTEREST EXPENSE

For the years ended December 31,	2024	2023	2022
Interest on indebtedness	$227,411	$252,257	$197,491
Interest on derivative instruments	—	—	3,040
Interest on satellite performance incentive payments	1,144	1,464	1,797
Interest on significant financing component	13,834	15,713	17,229
Interest on employee benefit plans (Note 32)	(150)	(607)	588
Interest on leases	1,518	1,523	1,611
Interest expense	$243,757	$270,350	$221,756